Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The disclosure included in this section is prescribed by SEC rules and is not incorporated by reference to Part III of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. The Compensation and Human Resources Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
As described in greater detail above in the “Compensation Discussion and Analysis” section, our executive compensation program strongly links executive pay and the achievement of enterprise goals, which are aligned to the economic interests of our shareholders. This strong pay-for-performance linkage is a core principle of our executive compensation philosophy, with a large majority of executive officers’ compensation at risk and weighted towards long-term compensation to promote long-term shareholder value creation. Approximately 78% of total compensation granted to the named executive offers in 2024 was stock-based long-term compensation that is earned over multiple years only if the company and stock perform for shareholders. The robust oversight and governance practices discourage excessive or unnecessary risk-taking and include a balanced set of performance measures with different metrics used for the annual and long-term incentive plans. The stock retention policy requires executive officers to hold, for at least one year, one-third of the net shares acquired upon vesting or exercise of any stock compensation award. For example, an executive exercising options which had been held for ten years is required to retain one-third of the net shares acquired for an additional year. In addition, compensation clawback policies allow, and in some cases require, the Board to seek cash or stock compensation reimbursement from senior executives in certain circumstances, including specified situations involving financial restatements, material detrimental conduct, or violation of non-compete, non-solicit or confidentiality provisions.
The following table sets forth information concerning the compensation imputed to the current and former Principal Executive Officers (each, a PEO) and to the other Named Executive Officers (NEOs) compared to certain performance measures for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO(2)(4)	Summary Compensation Table Total for Former PEO(2)(4)	Compensation Actually Paid Current PEO(1)(2)(5)(6)	Compensation Actually Paid Former PEO(1)(2)(5)(6)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)(4)	Average Compensation Actually Paid Non-PEO Named Executive Officers(1)(3)(5)(6)	TSR	Peer Group TSR (S&P 500 Health Care Index)(7)	Net Income	Adjusted EPS(8)
2024	$26,339,215	—	$24,226,014	—	$10,461,579	$10,583,224	$185	$147	$15,242,000,000	$27.66
2023	$23,534,936	—	$20,178,170	—	$12,198,157	$10,383,382	$190	$143	$23,144,000,000	$25.12
2022	$20,865,106	—	$31,259,796	—	$13,210,724	$17,698,638	$188	$140	$20,639,000,000	$22.19
2021	$18,433,143	$11,221,093	$55,452,750	$36,611,403	$11,347,389	$29,088,841	$176	$143	$17,732,000,000	$19.02
2020	—	$17,872,713	—	$37,166,242	$11,312,854	$19,941,168	$121	$113	$15,769,000,000	$16.88

(1)
The term compensation actually paid is a mandated SEC naming convention, and the methodology for calculating compensation actually paid also is mandated by the SEC rule. The amount shown for any period, however, does not reflect total compensation actually earned during the period. Instead, the amounts shown reflect, among other things, adjustments to the grant date fair value of stock compensation awards reported in the Summary Compensation Table to reflect their fair value as of the last day of the fiscal year and increases or decreases in the value of unvested stock compensation awards granted in prior years, which may never actually vest or may have a different value when they do vest. Accordingly, these totals change from year to year based primarily upon share performance, but do not reflect actual compensation paid or earned by an executive for any year. Compensation resulting from an award of options is not actually realized until exercise, which vest over 4 years and have a 10-year duration; vesting of RSUs which vest ratably over 4 years; or completion and achievement of a long-term performance share plan, which has a 3-year duration. See footnote 5 below for a more detailed break down between earned/vested and unearned/unvested amounts.
(2)
Andrew has served as PEO since February 3, 2021. Dave Wichmann, the former PEO served until February 2, 2021. These columns reflect amounts for both PEOs in 2021 when both served as PEO for a portion of the year.

(3)
For 2024, the other NEOs were John, Heather, Chris, Erin and Brian. For 2022 and 2023, the other NEOs were John, Dirk McMahon, Brian and Rupert Bondy. For 2021, the other NEOs were John, Dirk, Brian and Marianne Short. For 2020, the other NEOs were John, Andrew, Dirk and Patricia Lewis.

(4)
The values reflected in this column reflect the Total compensation set forth in the Summary Compensation Table (SCT) on page 48. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(5)
In accordance with SEC rules, the Compensation Actually Paid (CAP) totals reflected in these columns is computed by deducting and adding the following amounts from the Total column of the SCT (fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The change in value from the SCT to CAP is based on the change in fair value of outstanding long-term incentive awards which is primarily driven by changes in our share price and company performance between measurement dates:

2024	Current PEO	Non-PEO NEOs
SCT Total Compensation	$26,339,215	$10,461,579
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(23,000,118)	$(8,100,932)
Add Fair Value of Awards Granted in 2024 (Unvested / Unearned) as of 12/31/24	$21,201,523	$6,934,188
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/24	$(2,389,054)	$(407,853)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	$2,074,448	$1,696,242
CAP Total	$24,226,014	$10,583,224
2023	Current PEO	Non-PEO NEOs
SCT Total Compensation	$23,534,936	$12,198,157
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(20,001,084)	$(9,825,797)
Add Fair Value of Awards Granted in 2023 (Unvested / Unearned) as of 12/31/23	$20,931,590	$10,203,134
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/23	$(2,051,233)	$(1,122,439)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2023 as of the Vesting Date	$(2,236,039)	$(1,069,673)
CAP Total	$20,178,170	$10,383,382
2022	Current PEO	Non-PEO NEOs
SCT Total Compensation	$20,865,106	$13,210,724
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(16,500,772)	$(9,700,891)
Add Fair Value of Awards Granted in 2022 (Unvested / Unearned) as of 12/31/22	$19,765,736	$11,470,624
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/22	$4,501,423	$2,159,448
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	$2,628,303	$558,733
CAP Total	$31,259,796	$17,698,638
2021	Current PEO	Former PEO	Non-PEO NEOs
SCT Total Compensation	$18,433,143	$11,221,093	$11,347,389
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(14,375,350)	—	$(8,575,523)
Add Fair Value of Awards Granted in 2021 (Unvested / Unearned) as of 12/31/21	$24,998,702	—	$14,389,137
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/21	$22,167,623	$22,084,683	$10,877,212
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2021 as of the Vesting Date	$4,228,632	$3,305,627	$1,050,626
CAP Total	$55,452,750	$36,611,403	$29,088,841
2020	Former PEO	Non-PEO NEOs
SCT Total Compensation	$17,872,713	$11,312,854
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(12,800,630)	$(8,050,262)
Add Fair Value of Awards Granted in 2020 (Unvested / Unearned) as of 12/31/20	$16,861,629	$10,678,145
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/20	$9,852,819	$4,699,669
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2020 as of the Vesting Date	$5,379,711	$1,300,762
CAP Total	$37,166,242	$19,941,168

(6)
The methodology used to determine the fair value of long-term incentive awards at each measurement date for purposes of the SEC pay versus performance disclosure rules is consistent with the methodology used to calculate the grant date fair value of these same awards for purposes of SCT Total Compensation. The inclusion of long-term incentive awards granted in prior years and the change in our stock price at each measurement date (and the resulting impact on the fair value calculation) is the most significant factor in the difference between the reported

SCT Total Compensation and the determination of compensation amounts attributable in determining CAP for each reporting year under the SEC pay versus performance rules.
(7)
Reflects our cumulative TSR and the cumulative TSR of the S&P 500 Health Care Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(8)
Performance shares granted under the long-term incentive plan, which are selected to ensure a strong pay-for-performance alignment between the Company’s executive compensation program and drivers of shareholder value, account for 44% and 38% of overall compensation respectively to the PEO and non-PEO NEOs during the most recently completed fiscal year and are weighted equally between cumulative adjusted EPS and average return on equity for the three-year performance period. Cumulative adjusted EPS includes the adjusted EPS for each year of the three-year performance period. Refer to Appendix A for a description of how adjusted EPS is calculated from the Company’s financial statements and the section entitled “Long-Term Awards” in the “Compensation Discussion and Analysis” section of this proxy statement for additional information related to the adjusted EPS performance measure within our long-term performance share awards. The correlation and impact of operating income (a performance measure described in more detail in our discussion of our annual incentive plan in the “Compensation Discussion and Analysis” section above) on adjusted EPS is the reason we selected adjusted EPS for inclusion in our Pay Versus Performance table as opposed to the return on equity metric.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(2)
Andrew has served as PEO since February 3, 2021. Dave Wichmann, the former PEO served until February 2, 2021. These columns reflect amounts for both PEOs in 2021 when both served as PEO for a portion of the year.

(3)
For 2024, the other NEOs were John, Heather, Chris, Erin and Brian. For 2022 and 2023, the other NEOs were John, Dirk McMahon, Brian and Rupert Bondy. For 2021, the other NEOs were John, Dirk, Brian and Marianne Short. For 2020, the other NEOs were John, Andrew, Dirk and Patricia Lewis.

Peer Group Issuers, Footnote
(7)
Reflects our cumulative TSR and the cumulative TSR of the S&P 500 Health Care Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

Adjustment To PEO Compensation, Footnote
(4)
The values reflected in this column reflect the Total compensation set forth in the Summary Compensation Table (SCT) on page 48. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(5)
In accordance with SEC rules, the Compensation Actually Paid (CAP) totals reflected in these columns is computed by deducting and adding the following amounts from the Total column of the SCT (fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The change in value from the SCT to CAP is based on the change in fair value of outstanding long-term incentive awards which is primarily driven by changes in our share price and company performance between measurement dates:

2024	Current PEO	Non-PEO NEOs
SCT Total Compensation	$26,339,215	$10,461,579
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(23,000,118)	$(8,100,932)
Add Fair Value of Awards Granted in 2024 (Unvested / Unearned) as of 12/31/24	$21,201,523	$6,934,188
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/24	$(2,389,054)	$(407,853)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	$2,074,448	$1,696,242
CAP Total	$24,226,014	$10,583,224
2023	Current PEO	Non-PEO NEOs
SCT Total Compensation	$23,534,936	$12,198,157
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(20,001,084)	$(9,825,797)
Add Fair Value of Awards Granted in 2023 (Unvested / Unearned) as of 12/31/23	$20,931,590	$10,203,134
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/23	$(2,051,233)	$(1,122,439)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2023 as of the Vesting Date	$(2,236,039)	$(1,069,673)
CAP Total	$20,178,170	$10,383,382
2022	Current PEO	Non-PEO NEOs
SCT Total Compensation	$20,865,106	$13,210,724
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(16,500,772)	$(9,700,891)
Add Fair Value of Awards Granted in 2022 (Unvested / Unearned) as of 12/31/22	$19,765,736	$11,470,624
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/22	$4,501,423	$2,159,448
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	$2,628,303	$558,733
CAP Total	$31,259,796	$17,698,638
2021	Current PEO	Former PEO	Non-PEO NEOs
SCT Total Compensation	$18,433,143	$11,221,093	$11,347,389
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(14,375,350)	—	$(8,575,523)
Add Fair Value of Awards Granted in 2021 (Unvested / Unearned) as of 12/31/21	$24,998,702	—	$14,389,137
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/21	$22,167,623	$22,084,683	$10,877,212
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2021 as of the Vesting Date	$4,228,632	$3,305,627	$1,050,626
CAP Total	$55,452,750	$36,611,403	$29,088,841
2020	Former PEO	Non-PEO NEOs
SCT Total Compensation	$17,872,713	$11,312,854
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(12,800,630)	$(8,050,262)
Add Fair Value of Awards Granted in 2020 (Unvested / Unearned) as of 12/31/20	$16,861,629	$10,678,145
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/20	$9,852,819	$4,699,669
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2020 as of the Vesting Date	$5,379,711	$1,300,762
CAP Total	$37,166,242	$19,941,168

Non-PEO NEO Average Total Compensation Amount	$ 10,461,579	$ 12,198,157	$ 13,210,724	$ 11,347,389	$ 11,312,854
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,583,224	10,383,382	17,698,638	29,088,841	19,941,168
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The values reflected in this column reflect the Total compensation set forth in the Summary Compensation Table (SCT) on page 48. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(5)
In accordance with SEC rules, the Compensation Actually Paid (CAP) totals reflected in these columns is computed by deducting and adding the following amounts from the Total column of the SCT (fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The change in value from the SCT to CAP is based on the change in fair value of outstanding long-term incentive awards which is primarily driven by changes in our share price and company performance between measurement dates:

2024	Current PEO	Non-PEO NEOs
SCT Total Compensation	$26,339,215	$10,461,579
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(23,000,118)	$(8,100,932)
Add Fair Value of Awards Granted in 2024 (Unvested / Unearned) as of 12/31/24	$21,201,523	$6,934,188
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/24	$(2,389,054)	$(407,853)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	$2,074,448	$1,696,242
CAP Total	$24,226,014	$10,583,224
2023	Current PEO	Non-PEO NEOs
SCT Total Compensation	$23,534,936	$12,198,157
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(20,001,084)	$(9,825,797)
Add Fair Value of Awards Granted in 2023 (Unvested / Unearned) as of 12/31/23	$20,931,590	$10,203,134
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/23	$(2,051,233)	$(1,122,439)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2023 as of the Vesting Date	$(2,236,039)	$(1,069,673)
CAP Total	$20,178,170	$10,383,382
2022	Current PEO	Non-PEO NEOs
SCT Total Compensation	$20,865,106	$13,210,724
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(16,500,772)	$(9,700,891)
Add Fair Value of Awards Granted in 2022 (Unvested / Unearned) as of 12/31/22	$19,765,736	$11,470,624
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/22	$4,501,423	$2,159,448
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	$2,628,303	$558,733
CAP Total	$31,259,796	$17,698,638
2021	Current PEO	Former PEO	Non-PEO NEOs
SCT Total Compensation	$18,433,143	$11,221,093	$11,347,389
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(14,375,350)	—	$(8,575,523)
Add Fair Value of Awards Granted in 2021 (Unvested / Unearned) as of 12/31/21	$24,998,702	—	$14,389,137
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/21	$22,167,623	$22,084,683	$10,877,212
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2021 as of the Vesting Date	$4,228,632	$3,305,627	$1,050,626
CAP Total	$55,452,750	$36,611,403	$29,088,841
2020	Former PEO	Non-PEO NEOs
SCT Total Compensation	$17,872,713	$11,312,854
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(12,800,630)	$(8,050,262)
Add Fair Value of Awards Granted in 2020 (Unvested / Unearned) as of 12/31/20	$16,861,629	$10,678,145
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/20	$9,852,819	$4,699,669
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2020 as of the Vesting Date	$5,379,711	$1,300,762
CAP Total	$37,166,242	$19,941,168

Tabular List, Table
Most Important Performance Measures. The most important performance measures we use in setting pay-for-performance compensation for the most recently completed fiscal year are listed alphabetically in the table below. The manner in which these measures determine the amounts of incentive compensation paid to NEOs is described above in the “Compensation Discussion and Analysis” section of this proxy statement.
Most Important Performance Measures
Adjusted Earnings Per Share (EPS)
Cash Flow from Operations
Employee Experience Index (EXI)
Operating Income
Net Promoter System (NPS)
Return on Equity
Revenue

Total Shareholder Return Amount	$ 185	190	188	176	121
Peer Group Total Shareholder Return Amount	$ 147	$ 143	$ 140	$ 143	$ 113
Company Selected Measure Amount | $ / shares	27.66	25.12	22.19	19.02	16.88
PEO Name	Andrew
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 15,242,000,000	$ 23,144,000,000	$ 20,639,000,000	$ 17,732,000,000	$ 15,769,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description
(8)
Performance shares granted under the long-term incentive plan, which are selected to ensure a strong pay-for-performance alignment between the Company’s executive compensation program and drivers of shareholder value, account for 44% and 38% of overall compensation respectively to the PEO and non-PEO NEOs during the most recently completed fiscal year and are weighted equally between cumulative adjusted EPS and average return on equity for the three-year performance period. Cumulative adjusted EPS includes the adjusted EPS for each year of the three-year performance period. Refer to Appendix A for a description of how adjusted EPS is calculated from the Company’s financial statements and the section entitled “Long-Term Awards” in the “Compensation Discussion and Analysis” section of this proxy statement for additional information related to the adjusted EPS performance measure within our long-term performance share awards. The correlation and impact of operating income (a performance measure described in more detail in our discussion of our annual incentive plan in the “Compensation Discussion and Analysis” section above) on adjusted EPS is the reason we selected adjusted EPS for inclusion in our Pay Versus Performance table as opposed to the return on equity metric.

Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow from Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Employee Experience Index (EXI)
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name	Net Promoter System (NPS)
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 7
Pay vs Performance Disclosure
Name	Revenue
Andrew Witty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 26,339,215	23,534,936	20,865,106	18,433,143
PEO Actually Paid Compensation Amount	24,226,014	20,178,170	31,259,796	55,452,750
Dave Wichmann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				11,221,093	17,872,713
PEO Actually Paid Compensation Amount				36,611,403	37,166,242
Non-PEO NEO Average Total Compensation Amount
PEO [Member]
Pay vs Performance Disclosure
Performance Shares Granted As A Percentage Of Overall Compensation To PEO	44.00%
PEO [Member] | Andrew Witty [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,000,118)	(20,001,084)	(16,500,772)	(14,375,350)
PEO [Member] | Andrew Witty [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,201,523	20,931,590	19,765,736	24,998,702
PEO [Member] | Andrew Witty [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,389,054)	(2,051,233)	4,501,423	22,167,623
PEO [Member] | Andrew Witty [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,074,448	(2,236,039)	2,628,303	4,228,632
PEO [Member] | Dave Wichmann [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(12,800,630)
PEO [Member] | Dave Wichmann [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					16,861,629
PEO [Member] | Dave Wichmann [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				22,084,683	9,852,819
PEO [Member] | Dave Wichmann [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,305,627	5,379,711
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Performance Shares Granted As A Percentage Of Overall Compensation To NEOs	38.00%
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,100,932)	(9,825,797)	(9,700,891)	(8,575,523)	(8,050,262)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,934,188	10,203,134	11,470,624	14,389,137	10,678,145
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,853)	(1,122,439)	2,159,448	10,877,212	4,699,669
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,696,242	$ (1,069,673)	$ 558,733	$ 1,050,626	$ 1,300,762